Loan (Details Narrative) (GGLG PROPERTIES PTY. LTD) (10-K) - GGLG PROPERTIES PTY. LTD. [Member] - Secured Loan [Member]	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020
Interest rate	6.23%	10.00%
Maturity term	1 year